Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 48.2%
Automobiles - 1.5%
General Motors Co. (A)	82,500	$ 4,689,300
Honda Motor Co. Ltd., ADR (B)	93,165	2,990,597

		7,679,897

Banks - 1.5%
JPMorgan Chase & Co.	45,000	6,830,100
US Bancorp	20,000	1,110,800

		7,940,900

Beverages - 0.8%
Coca-Cola Co.	72,500	4,134,675

Biotechnology - 1.2%
AbbVie, Inc.	55,000	6,396,500

Building Products - 0.9%
Carrier Global Corp.	50,713	2,801,893
Fortune Brands Home & Security, Inc.	10,000	974,700
Johnson Controls International PLC	15,000	1,071,300

		4,847,893

Capital Markets - 2.9%
Blackstone Group, Inc., Class A	70,600	8,138,062
Morgan Stanley	70,000	6,718,600

		14,856,662

Chemicals - 1.0%
LyondellBasell Industries NV, Class A	50,000	4,966,500

Communications Equipment - 1.3%
Cisco Systems, Inc.	125,000	6,921,250

Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	55,000	3,067,900

Electric Utilities - 1.1%
Duke Energy Corp.	35,000	3,678,850
PPL Corp.	75,000	2,127,750

		5,806,600

Equity Real Estate Investment Trusts - 1.1%
Realty Income Corp.	32,500	2,284,425
STORE Capital Corp.	96,189	3,481,080

		5,765,505

Food & Staples Retailing - 0.8%
Walmart, Inc.	28,000	3,991,400

Health Care Providers & Services - 1.3%
CVS Health Corp.	80,000	6,588,800

Household Durables - 1.6%
D.R. Horton, Inc.	7,500	715,725
Garmin Ltd.	12,500	1,965,000
Whirlpool Corp.	24,952	5,527,866

		8,208,591

Insurance - 2.7%
Allstate Corp.	21,100	2,744,055

	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Fidelity National Financial, Inc.	140,000	$ 6,245,400
MetLife, Inc.	82,500	4,760,250

		13,749,705

Interactive Media & Services - 1.8%
Alphabet, Inc., Class C (A)	3,500	9,465,470

Metals & Mining - 1.2%
BHP Group Ltd., ADR (B)	79,027	6,208,361

Mortgage Real Estate Investment Trusts - 1.8%
AGNC Investment Corp.	200,000	3,174,000
Annaly Capital Management, Inc.	444,350	3,772,531
Blackstone Mortgage Trust, Inc., Class A	69,925	2,266,969

		9,213,500

Multi-Utilities - 1.0%
Dominion Energy, Inc.	65,000	4,866,550

Multiline Retail - 1.4%
Target Corp.	27,500	7,178,875

Oil, Gas & Consumable Fuels - 1.9%
BP PLC, ADR	160,000	3,868,800
Chevron Corp.	39,000	3,970,590
Williams Cos., Inc.	75,000	1,878,750

		9,718,140

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	85,000	5,768,950
GlaxoSmithKline PLC, ADR	140,000	5,619,600
Johnson & Johnson	25,000	4,305,000
Merck & Co., Inc.	70,000	5,380,900
Pfizer, Inc.	124,180	5,316,146

		26,390,596

Semiconductors & Semiconductor Equipment - 2.9%
Broadcom, Inc.	15,000	7,281,000
Intel Corp.	35,000	1,880,200
QUALCOMM, Inc.	40,000	5,992,000

		15,153,200

Software - 2.3%
Microsoft Corp.	33,250	9,473,257
Oracle Corp.	25,000	2,178,500

		11,651,757

Specialty Retail - 2.3%
Dick’s Sporting Goods, Inc. (B)	12,500	1,301,750
Home Depot, Inc.	15,000	4,922,850
Lowe’s Cos., Inc.	28,775	5,544,655

		11,769,255

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	140,000	20,420,400
Seagate Technology Holdings PLC	54,607	4,799,955

		25,220,355

Tobacco - 1.3%
Philip Morris International, Inc.	67,500	6,756,075

Total Common Stocks (Cost $181,779,006)		248,514,912

Transamerica Funds	Page 1

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
PREFERRED STOCKS - 4.8%
Automobiles - 0.1%
Ford Motor Co., 6.20% (B)	20,000	$ 555,200

Banks - 0.8%
BancorpSouth Bank,
Series A, 5.50% (B)	40,000	1,090,800
Citigroup, Inc.,
Series J,
Fixed until 09/30/2023, 7.13% (C)	12,000	339,720
Dime Community Bancshares, Inc., 5.50% (B)	45,000	1,188,000
KeyCorp,
Series F, 5.65%	17,451	481,822
Wells Fargo & Co.,
Series Q,
Fixed until 09/15/2023, 5.85% (B) (C)	40,000	1,084,000

		4,184,342

Capital Markets - 0.3%
Carlyle Finance LLC, 4.63%	50,000	1,262,500

Consumer Finance - 0.2%
Capital One Financial Corp.,
Series J, 4.80%	40,000	1,052,400

Diversified Financial Services - 0.1%
Voya Financial, Inc.,
Series B,
Fixed until 09/15/2029, 5.35% (B) (C)	19,547	590,319

Equity Real Estate Investment Trusts - 0.3%
DigitalBridge Group, Inc.,
Series G, 7.50%	8,250	207,488
Monmouth Real Estate Investment Corp.,
Series C, 6.13%	50,000	1,268,000

		1,475,488

Insurance - 0.6%
Aspen Insurance Holdings Ltd., 5.63% (B)	20,000	538,800
Athene Holding Ltd.,
Series A,
Fixed until 06/30/2029, 6.35% (C)	35,000	1,041,250
Enstar Group Ltd.,
Series E, 7.00% (B)	60,000	1,660,800

		3,240,850

Mortgage Real Estate Investment Trusts - 1.6%
AGNC Investment Corp.,
Series E,
Fixed until 10/15/2024, 6.50% (C)	63,100	1,624,825
Annaly Capital Management, Inc.,
Series F,
Fixed until 09/30/2022, 6.95% (C)	62,000	1,618,200
Dynex Capital, Inc.,
Series C,
Fixed until 04/15/2025, 6.90% (C)	45,000	1,168,200
New York Mortgage Trust, Inc.,
Series F,
Fixed until 10/15/2026, 6.88% (C)	120,000	2,925,600

	Shares	Value
PREFERRED STOCKS (continued)
Mortgage Real Estate Investment Trusts (continued)
Two Harbors Investment Corp.,
Series B,
Fixed until 07/27/2027, 7.63% (C)	39,800	$ 1,020,074

		8,356,899

Real Estate Management & Development - 0.2%
Brookfield Property Partners, LP,
Series A-1, 6.50%	39,500	1,006,855

Trading Companies & Distributors - 0.3%
Fortress Transportation & Infrastructure Investors LLC,
Series C,
Fixed until 06/15/2026, 8.25% (C)	45,000	1,217,700

Wireless Telecommunication Services - 0.3%
U.S. Cellular Corp., 5.50% (B)	60,100	1,583,635

Total Preferred Stocks (Cost $23,488,864)		24,526,188

EXCHANGE-TRADED FUNDS - 7.0%
U.S. Equity Funds - 1.0%
Global SuperDividend U.S. ETF (B)	100,025	1,982,496
Global X MLP ETF (B)	77,241	2,796,124

		4,778,620

U.S. Fixed Income Funds - 6.0%
Invesco Senior Loan ETF	464,639	10,235,997
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	758,911	20,832,107

		31,068,104

Total Exchange-Traded Funds (Cost $36,664,691)		35,846,724

MASTER LIMITED PARTNERSHIP - 0.3%
Capital Markets - 0.3%
AllianceBernstein Holding, LP	35,000	1,689,450

Total Master Limited Partnership (Cost $679,990)		1,689,450

	Principal	Value
CORPORATE DEBT SECURITIES - 38.8%
Aerospace & Defense - 0.9%
TransDigm, Inc.
5.50%, 11/15/2027	$ 4,275,000	4,413,937

Air Freight & Logistics - 0.4%
XPO CNW, Inc.
6.70%, 05/01/2034	1,181,000	1,417,200
XPO Logistics, Inc.
6.13%, 09/01/2023 (D)	500,000	502,100

		1,919,300

Airlines - 0.1%
United Airlines, Inc.
4.63%, 04/15/2029 (D)	500,000	515,850

Transamerica Funds	Page 2

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Auto Components - 2.9%
Clarios Global, LP / Clarios US Finance Co.
6.25%, 05/15/2026 (D)	$ 1,575,000	$ 1,665,563
8.50%, 05/15/2027 (D)	1,250,000	1,350,000
Cooper Tire & Rubber Co.
7.63%, 03/15/2027	79,000	92,615
Dana, Inc.
5.38%, 11/15/2027	1,750,000	1,850,625
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029 (D)	2,500,000	2,629,925
7.00%, 03/15/2028	475,000	543,281
Patrick Industries, Inc.
4.75%, 05/01/2029 (D)	3,307,000	3,375,455
Tenneco, Inc.
5.13%, 04/15/2029 (D)	1,000,000	1,027,500
5.38%, 12/15/2024	2,240,000	2,251,894

		14,786,858

Automobiles - 0.9%
General Motors Co.
6.80%, 10/01/2027	500,000	636,194
Jaguar Land Rover Automotive PLC
5.88%, 01/15/2028 (D)	1,750,000	1,811,425
Tesla, Inc.
5.30%, 08/15/2025 (D)	2,000,000	2,052,220

		4,499,839

Banks - 0.6%
Freedom Mortgage Corp.
6.63%, 01/15/2027 (D)	1,800,000	1,748,250
7.63%, 05/01/2026 (D)	1,350,000	1,385,437

		3,133,687

Biotechnology - 0.5%
Emergent BioSolutions, Inc.
3.88%, 08/15/2028 (D)	2,856,000	2,838,150

Building Products - 1.2%
Beacon Roofing Supply, Inc.
4.13%, 05/15/2029 (B) (D)	3,000,000	2,992,500
Builders FirstSource, Inc.
5.00%, 03/01/2030 (D)	2,000,000	2,127,500
6.75%, 06/01/2027 (D)	805,000	861,350
JELD-WEN, Inc.
4.88%, 12/15/2027 (B) (D)	400,000	415,000

		6,396,350

Capital Markets - 0.6%
Apollo Investment Corp.
5.25%, 03/03/2025	500,000	523,904
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.25%, 05/15/2027	2,500,000	2,628,125

		3,152,029

Chemicals - 0.8%
Chemours Co.
5.75%, 11/15/2028 (B) (D)	1,700,000	1,804,125
Methanex Corp.
5.13%, 10/15/2027	500,000	541,240
5.25%, 12/15/2029 (B)	1,500,000	1,658,250

		4,003,615

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Commercial Services & Supplies - 2.3%
Alta Equipment Group, Inc.
5.63%, 04/15/2026 (D)	$ 2,744,000	$ 2,840,040
Cimpress PLC
7.00%, 06/15/2026 (D)	2,350,000	2,467,500
Garda World Security Corp.
9.50%, 11/01/2027 (D)	2,250,000	2,452,500
GFL Environmental, Inc.
4.75%, 06/15/2029 (D)	500,000	516,825
Harsco Corp.
5.75%, 07/31/2027 (D)	650,000	675,155
Herc Holdings, Inc.
5.50%, 07/15/2027 (D)	1,500,000	1,573,125
Matthews International Corp.
5.25%, 12/01/2025 (D)	205,000	210,125
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029 (D)	1,000,000	1,007,495
Stena International SA
6.13%, 02/01/2025 (D)	300,000	311,250

		12,054,015

Communications Equipment - 1.2%
CommScope Technologies LLC
6.00%, 06/15/2025 (D)	866,000	878,990
CommScope, Inc.
7.13%, 07/01/2028 (D)	1,500,000	1,618,125
8.25%, 03/01/2027 (D)	500,000	529,375
Plantronics, Inc.
4.75%, 03/01/2029 (B) (D)	3,000,000	2,925,000

		5,951,490

Construction & Engineering - 1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC
6.25%, 09/15/2027 (D)	1,300,000	1,372,865
Dycom Industries, Inc.
4.50%, 04/15/2029 (D)	3,000,000	3,037,500
Forestar Group, Inc.
5.00%, 03/01/2028 (D)	1,750,000	1,823,272
New Enterprise Stone & Lime Co., Inc.
6.25%, 03/15/2026 (D)	200,000	204,920

		6,438,557

Construction Materials - 0.4%
Cemex SAB de CV
5.45%, 11/19/2029 (D)	1,500,000	1,643,220
7.38%, 06/05/2027 (D)	500,000	565,875

		2,209,095

Consumer Finance - 1.5%
Ally Financial, Inc.
Fixed until 05/15/2028 (E), 4.70% (C)	2,250,000	2,342,250
Altice Financing SA
5.00%, 01/15/2028 (D)	1,500,000	1,473,750
7.50%, 05/15/2026 (D)	1,050,000	1,092,451
Credit Acceptance Corp.
5.13%, 12/31/2024 (D)	500,000	516,875
6.63%, 03/15/2026 (B)	250,000	263,750
Enova International, Inc.
8.50%, 09/15/2025 (D)	1,800,000	1,874,250

		7,563,326

Containers & Packaging - 0.4%
Greif, Inc.
6.50%, 03/01/2027 (D)	2,050,000	2,157,625

Transamerica Funds	Page 3

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Consumer Services - 0.6%
Carriage Services, Inc.
4.25%, 05/15/2029 (D)	$ 3,142,000	$ 3,134,145

Diversified Financial Services - 1.0%
Burford Capital Global Finance LLC
6.25%, 04/15/2028 (D)	2,500,000	2,631,250
ILFC E-Capital Trust I
1.55% + Max of 3-Month LIBOR, 10-Year CMT, or 30-Year CMT, 3.66% (C), 12/21/2065 (D)	900,000	741,375
Jefferies Finance LLC / JFIN Co-Issuer Corp.
5.00%, 08/15/2028 (D) (F)	250,000	255,000
Quicken Loans LLC
5.25%, 01/15/2028 (D)	1,250,000	1,315,625

		4,943,250

Diversified Telecommunication Services - 0.3%
Zayo Group Holdings, Inc.
6.13%, 03/01/2028 (D)	1,500,000	1,526,490

Electric Utilities - 0.4%
Drax Finco PLC
6.63%, 11/01/2025 (D)	1,871,000	1,924,791

Electrical Equipment - 0.2%
WESCO Distribution, Inc.
7.13%, 06/15/2025 (D)	1,000,000	1,074,990

Energy Equipment & Services - 1.7%
Archrock Partners, LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (D)	1,500,000	1,528,125
Enviva Partners, LP / Enviva Partners Finance Corp.
6.50%, 01/15/2026 (D)	3,800,000	3,935,280
Genesis Energy, LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	2,725,000	2,799,938
Transocean Sentry Ltd.
5.38%, 05/15/2023 (D)	689,229	649,598

		8,912,941

Entertainment - 0.3%
Live Nation Entertainment, Inc.
4.75%, 10/15/2027 (B) (D)	1,500,000	1,531,875

Equity Real Estate Investment Trusts - 0.6%
GEO Group, Inc.
5.13%, 04/01/2023 (B)	750,000	705,000
Uniti Group, LP / Uniti Group Finance, Inc. / CSL Capital LLC
4.75%, 04/15/2028 (D)	2,500,000	2,507,500

		3,212,500

Food & Staples Retailing - 0.6%
Fresh Market, Inc.
9.75%, 05/01/2023 (D)	2,000,000	2,060,000
United Natural Foods, Inc.
6.75%, 10/15/2028 (B) (D)	750,000	808,125

		2,868,125

Food Products - 1.1%
B&G Foods, Inc.
5.25%, 04/01/2025 - 09/15/2027	2,692,000	2,780,952

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Chobani LLC / Chobani Finance Corp., Inc.
4.63%, 11/15/2028 (D)	$ 500,000	$ 520,145
Post Holdings, Inc.
5.50%, 12/15/2029 (D)	2,000,000	2,140,000

		5,441,097

Health Care Providers & Services - 0.3%
Akumin, Inc.
7.00%, 11/01/2025 (D)	1,750,000	1,785,000

Hotels, Restaurants & Leisure - 2.8%
Carnival Corp.
7.63%, 03/01/2026 (D)	1,325,000	1,399,531
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	3,750,000	3,792,750
NCL Corp. Ltd.
5.88%, 03/15/2026 (D)	1,800,000	1,813,500
Scientific Games International, Inc.
7.00%, 05/15/2028 (D)	2,350,000	2,532,125
8.25%, 03/15/2026 (D)	1,000,000	1,061,260
Travel & Leisure Co.
6.60%, 10/01/2025	650,000	728,000
VOC Escrow Ltd.
5.00%, 02/15/2028 (D)	3,366,000	3,332,340

		14,659,506

Household Durables - 0.5%
Installed Building Products, Inc.
5.75%, 02/01/2028 (D)	2,244,000	2,344,980

Industrial Conglomerates - 0.4%
General Electric Co.
3-Month LIBOR + 3.33%, 3.45% (C), 09/15/2021 (E)	2,000,000	1,957,500

Insurance - 0.8%
Kuvare US Holdings, Inc.
Fixed until 05/01/2026, 7.00% (C), 02/17/2051 (D)	1,500,000	1,560,355
SBL Holdings, Inc.
Fixed until 11/13/2026 (E), 6.50% (C) (D)	2,500,000	2,481,250

		4,041,605

IT Services - 0.5%
Leidos, Inc.
7.13%, 07/01/2032	1,800,000	2,450,250

Leisure Products - 0.3%
Mattel, Inc.
5.88%, 12/15/2027 (D)	1,500,000	1,644,375

Machinery - 0.3%
GrafTech Finance, Inc.
4.63%, 12/15/2028 (D)	1,000,000	1,026,250
JB Poindexter & Co., Inc.
7.13%, 04/15/2026 (D)	250,000	263,438
Wabash National Corp.
5.50%, 10/01/2025 (D)	500,000	507,500

		1,797,188

Marine - 0.1%
Tidewater, Inc.
8.00%, 08/01/2022	393,528	404,940

Transamerica Funds	Page 4

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media - 0.3%
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 08/15/2026 (D)	$ 1,250,000	$ 725,000
6.63%, 08/15/2027 (D)	1,500,000	594,375

		1,319,375

Metals & Mining - 1.3%
Allegheny Technologies, Inc.
5.88%, 12/01/2027 (B)	2,452,000	2,557,240
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027	1,000,000	1,055,000
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (D)	800,000	867,000
US Steel Corp.
6.88%, 08/15/2025 - 03/01/2029	2,000,000	2,104,230

		6,583,470

Mortgage Real Estate Investment Trusts - 0.2%
AG Issuer LLC
6.25%, 03/01/2028 (D)	1,000,000	1,048,710

Multiline Retail - 0.6%
Dillard’s, Inc.
7.00%, 12/01/2028	230,000	274,900
7.75%, 07/15/2026	1,150,000	1,380,709
7.88%, 01/01/2023	350,000	383,473
Nordstrom, Inc.
4.25%, 08/01/2031 (B)	1,000,000	1,050,845

		3,089,927

Oil, Gas & Consumable Fuels - 2.1%
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.63%, 12/15/2025 (D)	1,310,000	1,410,320
Colgate Energy Partners III LLC
5.88%, 07/01/2029 (D)	2,250,000	2,334,375
Hess Midstream Operations, LP
5.13%, 06/15/2028 (D)	1,000,000	1,047,500
Murphy Oil Corp.
6.38%, 07/15/2028	2,100,000	2,220,183
Northern Oil & Gas, Inc.
8.13%, 03/01/2028 (D)	2,000,000	2,094,700
ONEOK Partners, LP
6.85%, 10/15/2037	1,000,000	1,387,068
Valero Energy Corp.
8.75%, 06/15/2030	300,000	448,319

		10,942,465

Pharmaceuticals - 0.3%
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (D)	1,100,000	1,131,625
5.25%, 01/30/2030 (D)	500,000	470,580

		1,602,205

Real Estate Management & Development - 0.7%
Five Point Operating Co., LP / Five Point Capital Corp.
7.88%, 11/15/2025 (D)	1,805,000	1,890,737
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 01/15/2029 (D)	1,800,000	1,887,750

		3,778,487

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Road & Rail - 0.5%
Uber Technologies, Inc.
8.00%, 11/01/2026 (D)	$ 2,450,000	$ 2,624,563

Software - 0.1%
Elastic NV
4.13%, 07/15/2029 (D)	500,000	501,895

Specialty Retail - 2.9%
Carvana Co.
5.50%, 04/15/2027 (D)	2,000,000	2,070,000
5.88%, 10/01/2028 (D)	1,750,000	1,853,915
L Brands, Inc.
6.69%, 01/15/2027	1,000,000	1,186,250
Lithia Motors, Inc.
5.25%, 08/01/2025 (D)	1,000,000	1,026,250
Michaels Cos., Inc.
5.25%, 05/01/2028 (D)	3,210,000	3,322,350
7.88%, 05/01/2029 (D)	500,000	518,750
PetSmart, Inc. / PetSmart Finance Corp.
7.75%, 02/15/2029 (D)	1,131,000	1,239,633
Rent-A-Center, Inc.
6.38%, 02/15/2029 (D)	3,675,000	3,946,031

		15,163,179

Technology Hardware, Storage & Peripherals - 0.2%
Dell International LLC / EMC Corp.
8.10%, 07/15/2036	750,000	1,164,451

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.
5.38%, 05/15/2025 (D)	500,000	525,050
PVH Corp.
7.75%, 11/15/2023	100,000	114,711
Wolverine World Wide, Inc.
5.00%, 09/01/2026 (D)	800,000	821,680

		1,461,441

Trading Companies & Distributors - 0.4%
Fortress Transportation & Infrastructure Investors LLC
5.50%, 05/01/2028 (D)	250,000	259,375
6.50%, 10/01/2025 (D)	350,000	362,688
9.75%, 08/01/2027 (D)	1,500,000	1,710,000

		2,332,063

Wireless Telecommunication Services - 0.2%
Altice France SA
7.38%, 05/01/2026 (D)	879,000	914,160

Total Corporate Debt Securities (Cost $196,558,178)		200,215,662

	Shares	Value
OTHER INVESTMENT COMPANY - 2.3%
Securities Lending Collateral - 2.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (G)	11,821,258	11,821,258

Total Other Investment Company (Cost $11,821,258)		11,821,258

Transamerica Funds	Page 5

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Principal	Value
REPURCHASE AGREEMENT - 0.2%

Fixed Income Clearing Corp., 0.00% (G), dated 07/30/2021, to be repurchased at $1,271,584 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $1,297,037.

$ 1,271,584	$ 1,271,584

Total Repurchase Agreement (Cost $1,271,584)	1,271,584

Total Investments (Cost $452,263,571)	523,885,778
Net Other Assets (Liabilities) - (1.6)%	(8,359,988)

Net Assets - 100.0%	$ 515,525,790

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$248,514,912	$—	$—	$248,514,912
Preferred Stocks	24,526,188	—	—	24,526,188
Exchange-Traded Funds	35,846,724	—	—	35,846,724
Master Limited Partnership	1,689,450	—	—	1,689,450
Corporate Debt Securities	—	200,215,662	—	200,215,662
Other Investment Company	11,821,258	—	—	11,821,258
Repurchase Agreement	—	1,271,584	—	1,271,584

Total Investments	$322,398,532	$201,487,246	$—	$523,885,778

Transamerica Funds	Page 6

Transamerica Multi-Asset Income

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,502,684, collateralized by cash collateral of $11,821,258 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $12,180,003. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $150,105,688, representing 29.1% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2021. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2021.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate

Transamerica Funds	Page 7

Transamerica Multi-Asset Income

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 8